Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Share, without par value
Amount Registered | shares	5,114,593
Proposed Maximum Offering Price per Unit	14.49
Maximum Aggregate Offering Price	$ 74,110,452.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,234.65
Offering Note	Note 1a: Represents common shares reserved for issuance under The Metals Royalty Company Inc. 2025 Equity Incentive Plan (the "Plan"), including pursuant to the Plan's automatic annual increase provision, which provides that, on January 1, 2026 and each January 1 thereafter, the number of shares reserved for issuance under the Plan will be increased by a number of shares equal to the difference between the number of shares reserved and available for issuance under the Plan and 10% of the Company's outstanding Common Shares as of the immediately preceding December 31, or such lesser number of shares as determined by the Administrator. Note 1b: Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the registrant's common stock as reported on Nasdaq on May 11, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Share, without par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	14.49
Maximum Aggregate Offering Price	$ 43,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,003.21
Offering Note	Note 2a: Represents Common Shares reserved for issuance pursuant to The Metals Royalty Company Inc. CEO Performance Based Award Plan, consisting of up to 3,000,000 common shares underlying performance-based restricted stock units. Note 2b: See Note 1b.